Shareholder Report	12 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE RESERVE INVESTMENT FUNDS, INC.
Entity Central Index Key	0001034386
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000005549
Shareholder Report [Line Items]
Fund Name	Government Reserve Fund
No Trading Symbol [Flag]	true
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Government Reserve Fund	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
AssetsNet	$ 19,507,317,000
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 0
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$19,507,317
Number of Portfolio Holdings	57

Holdings [Text Block]

Security Allocation (as a % of Net Assets)

U.S. Treasury Repurchase Agreement	37.7%
U.S. Treasury Debt	31.6
U.S. Government Agency Repurchase Agreement	26.2
U.S. Government Agency Debt	5.5
Short-Term and Other	-1.0

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

BNY Mellon	21.8%
U.S. Treasury Bills	21.5
U.S. Treasury Notes	10.1
Federal Reserve Bank of New York	9.8
RBC Dominion Securities	7.2
Citigroup Global Markets	4.8
Credit Agricole	4.6
Federal Home Loan Banks	4.5
JPMorgan Chase	3.9
State Street	2.2

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless